GIDDY-UP PRODUCTIONS, INC.
409-903 19th Avenue SW
Calgary, Alberta  T2T 0H8
tel: (403)399-6402   fax: (866)900-0582


                                                                January 20, 2008

Amanda  McManus
Branch  Chief
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street  N.E.
Washington,  D.C.  20549

     Re:     GIDDY-UP  PRODUCTIONS  INC.
             REGISTRATION  STATEMENT  ON  FORM  SB-2
             FILED  DECEMBER  14,  2007
             FILE  NO.  333-148076

Dear  Ms.  McManus:

     In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

     A. Pre-Effective Amendment No. 1 to our Registration Statement on Form SB-2 (the "Registration Statement"); and

     B. Four copies of the Registration Statement, marked to indicate the changes made by Pre-Effective Amendment No. 1.

     The Registration Statement has been amended to respond to the Staff's letter of non-accounting and accounting comments dated January 4, 2007. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

Signatures

1. In response to the Staff's comment, we have revised the signature page to include the position of principal accounting officer.

     Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours  very  truly,



/s/ Zoltan Nagy
Zoltan  Nagy
President  &  CEO
Enclosures